Accounts receivable and accrued revenues	9 Months Ended
Sep. 30, 2025
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues
Note 7 – Accounts receivable and accrued revenues
As of September 30, 2025, $34.0 million, consisting mainly of accounts receivable with no material amounts overdue, was recognized as accounts receivable and accrued revenues in the interim consolidated statement of financial position, compared to $53.7 million as of December 31, 2024.